Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia ETF Trust I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000252454
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration High Yield ETF
Trading Symbol	HYSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Duration High Yield ETF (the Fund) for the period of September 5, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration High Yield ETF	$25Footnote Reference(a)	0.44%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.44%	[1],[2]
Expenses Short Period Footnote [Text Block]	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Though performance was slightly negative relative to the benchmark for the period, some allocation effects remained positive. Allocations to the support-services industry had the largest impact on the Fund, with an overweight to a roofing company being most positive for portfolio returns. Also additive was an overall portfolio underweight to the energy sector. Within energy, a zero-weight allocation to a natural gas provider was most positive to portfolio performance.

Credit | Active allocations to CCC and lower rated high-yield debt, as well as non-rated debt, were most positive to the overall performance of the Fund.

Top Performance Detractors

Allocation | Portfolio performance was slightly negative relative to the benchmark for the period. Most negative to portfolio performance was an underweight allocation to the health care sector. Within health care, a zero-weight allocation to a pharmaceutical manufacturer detracted most from returns. Also contributing to negative portfolio performance was an underweight to the media industry, with security selection being most negative within an allocation to a local media company.

Credit | Portfolio allocations to BB-rated and B-rated debt, as well as cash and investment-grade bonds were negative for the portfolio for the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Average Annual Total Return (%)	Since Fund Inception
Columbia Short Duration High Yield ETF—Net Asset Value	2.29
ICE BofA 0-5 Year BB-B US High Yield Constrained Index	2.52
Bloomberg U.S. Aggregate Bond Index	0.04

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 26,873,177
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 65,992
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$26,873,177
Total number of portfolio holdings	280
Investment management fees (represents 0.44% of Fund average net assets)	$65,992
Portfolio turnover for the reporting period	9%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Clearway Energy Operating LLC 03/15/2028 4.750%	1.3%
CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2028 5.000%	1.3%
Six Flags Entertainment Corp. 04/15/2027 5.500%	1.0%
Cloud Software Group, Inc. 03/31/2029 6.500%	1.0%
Trivium Packaging Finance BV 08/15/2026 5.500%	0.9%
TransDigm, Inc. 03/01/2029 6.375%	0.9%
GGAM Finance Ltd. 02/15/2027 8.000%	0.8%
NCR Atleos Corp. 04/01/2029 9.500%	0.8%
Hudbay Minerals, Inc. 04/01/2026 4.500%	0.8%
1011778 BC ULC / New Red Finance, Inc. 01/15/2028 4.375%	0.7%

Asset Allocation

Value	Value
Money Market Funds	0.8%
Corporate Bonds	97.6%

Credit Quality Allocation

Value	Value
CCC rating	4.5%
B rating	34.2%
BB rating	57.9%
BBB rating	1.0%

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Clearway Energy Operating LLC 03/15/2028 4.750%	1.3%
CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2028 5.000%	1.3%
Six Flags Entertainment Corp. 04/15/2027 5.500%	1.0%
Cloud Software Group, Inc. 03/31/2029 6.500%	1.0%
Trivium Packaging Finance BV 08/15/2026 5.500%	0.9%
TransDigm, Inc. 03/01/2029 6.375%	0.9%
GGAM Finance Ltd. 02/15/2027 8.000%	0.8%
NCR Atleos Corp. 04/01/2029 9.500%	0.8%
Hudbay Minerals, Inc. 04/01/2026 4.500%	0.8%
1011778 BC ULC / New Red Finance, Inc. 01/15/2028 4.375%	0.7%

Material Fund Change [Text Block]
C000252455
Shareholder Report [Line Items]
Fund Name	Columbia U.S. High Yield ETF
Trading Symbol	NJNK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia U.S. High Yield ETF (the Fund) for the period of September 5, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. High Yield ETF	$26Footnote Reference(a)	0.46%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 26	[3]
Expense Ratio, Percent	0.46%	[3],[4]
Expenses Short Period Footnote [Text Block]	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation | Though performance was negative relative to the benchmark for the period, certain sectors remained positive for performance. Most positive for Fund performance was an allocation to the retail sector. Within retail, the most positive contributor was a zero-weight allocation to a retail clothing line. Additional positive portfolio performance was attributed to an overweight allocation to the insurance sector. The best performing security in the sector was an overweight allocation to a property casualty insurer.

Credit | Active allocations to investment-grade debt and non-rated debt were most additive to portfolio performance for the period.

Top Performance Detractors

Allocation | Performance relative to the benchmark was negative for the period. The largest detractor of Fund performance was a portfolio underweight allocation to the media sector. Within media, the most negative performing security was a cable and satellite company. Additional negative performance was seen in the health care sector. An underweight allocation to a pharmaceutical manufacturer was most negative to overall portfolio performance.

Credit | Portfolio allocations to CCC-rated and lower debt were most negative to portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
Average Annual Total Return (%)	Since Fund Inception
Columbia U.S. High Yield ETF—Net Asset Value	1.95
Bloomberg U.S. Corporate High-Yield Index	2.81
Bloomberg U.S. Aggregate Bond Index	0.04

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.
AssetsNet	$ 25,709,378
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 67,939
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund net assets	$25,709,378
Total number of portfolio holdings	439
Investment management fees (represents 0.46% of Fund average net assets)	$67,939
Portfolio turnover for the reporting period	12%

Holdings [Text Block]

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2031 4.250%	0.7%
DISH Network Corp. 11/15/2027 11.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Cloud Software Group, Inc. 03/31/2029 6.500%	0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 05/01/2032 4.500%	0.5%
Echostar Corp. 11/30/2029 10.750%	0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.250%	0.5%
Venture Global LNG, Inc. 02/01/2029 9.500%	0.4%
Venture Global LNG, Inc. 02/01/2032 9.875%	0.4%
Bombardier, Inc. 11/15/2030 8.750%	0.4%

Asset Allocation

Value	Value
Money Market Funds	1.2%
Corporate Bonds	97.1%

Credit Quality Allocation

Value	Value
CCC rating	8.0%
B rating	40.6%
BB rating	48.1%
BBB rating	0.4%

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2031 4.250%	0.7%
DISH Network Corp. 11/15/2027 11.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Cloud Software Group, Inc. 03/31/2029 6.500%	0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 05/01/2032 4.500%	0.5%
Echostar Corp. 11/30/2029 10.750%	0.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.250%	0.5%
Venture Global LNG, Inc. 02/01/2029 9.500%	0.4%
Venture Global LNG, Inc. 02/01/2032 9.875%	0.4%
Bombardier, Inc. 11/15/2030 8.750%	0.4%

Material Fund Change [Text Block]

[1]	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.
[3]	Based on operations from September 5, 2024 (commencement of operations) through the stated period end. Had the Fund been open the entire reporting period, expenses shown in the table above would have been higher.
[4]	Annualized.